                                                             File Nos. 33-71054
                                                                       811-8114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
                         Post-Effective Amendment No. 11

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 22

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

             __X__ immediately upon filing pursuant to Paragraph (b) of Rule 485
             _____ on (date) pursuant to Paragraph (b) of Rule 485
             _____ 60 days after filing pursuant to Paragraph (a)(1) of Rule 485
             _____ on (date) pursuant to Paragraph (a) (1) of Rule 485
             _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 was filed on or before March 30, 1999.

This Post-Effective Amendment No. 11 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectuses and Statement of Additional Information of Separate Account VA-K of First Allmerica Financial Life Insurance Company dated May 1, 1999 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectuses and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 10 on April 27, 1999 and is incorporated by reference herein.

 CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                              BY FORM N-4

FORM N-4 ITEM NO.          CAPTION IN PROSPECTUS
-----------------          ---------------------
1..........................Cover Page

2..........................Special Terms

3..........................Prospectus A: Summary of Contract Features; Summary of Fees and Expenses
 ...........................Prospectus B: Summary of Policy Features; Summary of Fees and Expenses

4..........................Condensed Financial Information; Performance Information

5..........................Description of the Companies, the Variable Accounts, and Delaware
                           Group Premium Fund, Inc.

6..........................Charges and Deductions

7..........................Description of the Contract

8..........................Electing the Form of Annuity and the Annuity Date; Description of Variable Annuity
                           Payout Options; Annuity Benefit Payments

9..........................Death Benefit

10.........................Payments; Computation of Values

11.........................Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal without
                           Surrender Charge; Texas Optional Retirement Program

12.........................Federal Tax Considerations

13.........................Legal Matters

14.........................Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ----------------------------------------------
15.........................Cover Page

16.........................Table of Contents

17.........................General Information and History

18.........................Services

19.........................Underwriters

20.........................Underwriters

21.........................Performance Information

22.........................Annuity Benefit Payments

23.........................Financial Statements

                              SEPARATE ACCOUNT VA-K
                             DELAWARE MEDALLION III

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                                       ***

A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the U.S. Growth Series of the Delaware Group Premium Fund, Inc. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. THE DELAWARE MEDALLION III VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile the number "18" is substituted for the number "17" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, "U.S. Growth Series" is added after DelCap Series to the listing of investment options.

Under "5. EXPENSES" in the Profile, the following is added to the table on page P-3:

                                                                                           EXAMPLES:
                                                                                          TOTAL ANNUAL
                                                                                      EXPENSE AT THE END OF
                                                                                      ---------------------
                                        TOTAL ANNUAL      TOTAL ANNUAL     TOTAL
                                         INSURANCE         INVESTMENT      ANNUAL         (1)         (2)
INVESTMENT SERIES                         CHARGES           CHARGES        CHARGES      1 YEAR      10 YEARS
-----------------                         -------           -------        -------      ------      --------
U.S. Growth Series*.................       1.43%             0.75%          2.18%        $83          $248

The Footnote under "5. EXPENSES" in the Profile is amended as follows:

* The Aggressive Growth Series and U.S. Growth Series had not commenced operations as of December 31, 1998. Expenses shown are based on estimated and annualized amounts. Actual expenses may be greater or less than shown. The REIT Series commenced operations on May 1, 1998. Expenses shown are based on annualized amounts.

"U.S. Growth Series" is added after DelCap Series in the listing of Series on page 1 of the Prospectus.

Under "UNDERLYING FUND (OR FUNDS)" on page 4 of the Prospectus, "U.S. Growth Series" is inserted after DelCap Series.

The following information on the U.S. Growth Series is added to the Annual Fund Expenses table and footnotes on pages 7 and 8 of the Prospectus:

                                           MANAGEMENT FEE            OTHER EXPENSES           TOTAL FUND EXPENSES
                                             (AFTER ANY                (AFTER ANY             (AFTER ANY WAIVERS/
PORTFOLIO                                VOLUNTARY WAIVERS)          REIMBURSEMENTS)            REIMBURSEMENTS)
---------                                ------------------          ---------------            ---------------
U.S. Growth Series @................            0.58%                     0.17%                   0.75%(1)(2)

@ The Aggressive Growth Series and U.S. Growth Series had not commenced operations as of December 31, 1998. Expenses shown are based on estimated and annualized amounts. Actual expenses may be greater or less than shown. The REIT Series commenced operations on May 1, 1998. Expenses shown are based on annualized amounts.

(1) For the fiscal year ended December 31, 1998, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.86% for DelCap Series, 0.89% for Social Awareness Series, 1.02% for REIT Series, 1.67% for Emerging Markets Series, 0.81% for Strategic Income Series, 0.92% for Global Bond Series, 0.88% for International Equity Series. Total expenses are anticipated to be 0.92% for Aggressive Growth Series and 0.82% for U.S. Growth Series.

(2) The investment adviser for the Growth & Income Series (formerly known as "Decatur Total Return Series"), Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series (formerly known as "Delaware Series"), Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the International Equity Series, Emerging Markets Series, and the Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). The investment advisers for the Series of DGPF have agreed from November 1, 1999 through April 30, 2000 to maintain the voluntary management fee waivers and expense reimbursements that expired on October 31, 1999. As a result, expenses will not exceed 1.50% for the Emerging Markets Series; 0.95% for the International Equity Series; 0.85% for DelCap Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Convertible Securities Series and Global Bond Series, 0.75% for U.S. Growth Series, and 0.80% for all other Series. In addition, effective May 1, 1999, Delaware Management voluntarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on November 1, 1999. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds. Pursuant to a vote of the Fund's shareholders on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure which took effect on May 1, 1999.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a), and (2)(b) on pages 8 through 10 of the Prospectus:

(1)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $83           $113             $145           $248

(1)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $85           $121             $157           $273

(2)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $22            $67             $115           $248

(2)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $24            $75             $128           $273

Under "WHAT ARE MY INVESTMENT CHOICES?" on page 13 of the Prospectus, the second sentence is amended to read as follows:

YOU HAVE A CHOICE OF 18 SUB-ACCOUNTS INVESTING IN THE FOLLOWING SERIES OF
DGPF:

Growth & Income Series                       International Equity Series
Devon Series                                 Emerging Markets Series
DelCap Series                                Delaware Balanced Series
U.S. Growth Series                           Convertible Securities Series
Aggressive Growth Series                     Delchester Series
Social Awareness Series                      Capital Reserves Series
REIT Series                                  Strategic Income Series
Small Cap Value Series                       Cash Reserve Series
Trend Series                                 Global Bond Series.

Under "WHO IS THE INVESTMENT ADVISER?" on page 13 of the Prospectus, the following paragraph is amended to read as follows:

Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Growth & Income Series, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series. The investment adviser for the International Equity Series, Emerging Markets Series and the Global Bond Series is Delaware International Advisers Ltd. ("Delaware International").

Under "THE VARIABLE ACCOUNTS" on page 19 of the Prospectus, the second sentence in the third paragraph is amended to read as follows:

There are 18 Sub-Accounts available under the Contract.

Under "DELAWARE GROUP PREMIUM FUND, INC." on page 19 of the Prospectus, the fourth sentence of the first paragraph is amended to read as follows:

DGPF currently has 18 investment portfolios, each issuing a series of shares:
Growth & Income Series, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, Cash Reserve Series, and Global Bond Series (collectively, the "Underlying Funds").

Under "DELAWARE GROUP PREMIUM FUND, INC." on page 19 of the Prospectus, the first sentence of the second paragraph is amended to read as follows:

The investment adviser for the Growth & Income Series, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management").

The following summary of the investment objective of the "U.S. Growth Series" is inserted as the fourth Fund summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 20 of the Prospectus:

     U.S. GROWTH SERIES -- seeks to achieve maximum capital appreciation.

Under "INVESTMENT ADVISORY SERVICES TO DGPF" on page 21 of the Prospectus, the first paragraph is amended to read as follows:

Investment advisers are paid an annual fee based on the average daily net assets of their respective Underlying Funds for management services. The Cash Reserve Series management fee rate is as follows: 0.45% on the first $500 million, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on assets in excess of $2,500 million; the Capital Reserves Series management fee rate is as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1,500 million and 0.425% on assets in excess of $2,500 million; the Growth & Income Series, U.S. Growth
Series, Delchester Series, Delaware Balanced Series, Devon Series and Strategic Income Series management fee rate is as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on assets in excess of $2,500 million; the DelCap Series, Aggressive Growth Series, Small Cap Value Series, Trend Series, Social Awareness Series, REIT Series, Convertible Securities Series and Global Bond Series management fee rate is as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on assets in excess of $2,500 million; the International Equity Series management fee rate is as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on assets in excess of $2,500 million; and the Emerging Markets Series management fee rate is as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on assets in excess of $2,500 million; all per year. Regarding the Growth and Income Series, the investment adviser has voluntarily elected to cap the management fee at 0.60%, indefinitely.

                                      ***





                                             SUPPLEMENT DATED NOVEMBER 15, 1999

                              SEPARATE ACCOUNT VA-K
                   DELAWARE MEDALLION I DELAWARE MEDALLION II

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                                      ***

A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the U.S. Growth Series of the Delaware Group Premium Fund, Inc. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

"U.S. Growth Series" is added after DelCap Series in the listing of Series on page 1 of the Prospectus.

Under "UNDERLYING SERIES" on page 4 of the Prospectus, "U.S. Growth Series" is inserted after DelCap Series.

The following information on the U.S. Growth Series is added to the Annual Fund Expenses table and footnotes on pages 7 and 8 of the Prospectus:

                                           MANAGEMENT FEE            OTHER EXPENSES           TOTAL FUND EXPENSES
                                             (AFTER ANY                (AFTER ANY             (AFTER ANY WAIVERS/
FUND                                     VOLUNTARY WAIVERS)          REIMBURSEMENTS)            REIMBURSEMENTS)
----                                     ------------------          ---------------            ---------------
U.S. Growth Series @................            0.58%                     0.17%                   0.75%(1)(2)

@ The Aggressive Growth Series and U.S. Growth Series had not commenced operations as of December 31, 1998. Expenses shown are based on estimated and annualized amounts. Actual expenses may be greater or less than shown. The REIT Series commenced operations on May 1, 1998. Expenses shown are based on annualized amounts.

(1) For the fiscal year ended December 31, 1998, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.86% for DelCap Series, 0.89% for Social Awareness Series, 1.02% for REIT Series, 1.67% for Emerging Markets Series, 0.81% for Strategic Income Series, 0.92% for Global Bond Series, and 0.88% for International Equity Series. Total expenses are anticipated to be 0.92% for Aggressive Growth Series and 0.82% for U.S. Growth Series.

(2) The investment adviser for the Growth & Income Series (formerly known as "Decatur Total Return Series"), Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series (formerly known as "Delaware Series"), Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust
("Delaware Management"). The investment adviser for the International Equity Series, Emerging Markets Series and the Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). The investment advisers for the Series of DGPF have agreed from November 1, 1999 through April 30, 2000 to maintain the voluntary management fee waivers and expense reimbursements that expired on October 31, 1999. As a result, expenses will not exceed 1.50% for the Emerging Markets Series; 0.95% for the International Equity Series; 0.85% for DelCap Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Convertible Securities Series and Global Bond Series, 0.75% for U.S. Growth Series, and 0.80% for all other Series. In addition, effective May 1, 1999, Delaware Management voluntarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on November 1, 1999. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds. Pursuant to a vote of the Fund's shareholders on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure which took effect on May 1, 1999.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a), and (2)(b) on pages 8 through 10 of the Prospectus:

(1)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $87           $136             $165           $248

(1)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $89           $143             $178           $273

(2)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $22            $67             $115           $248

(2)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
U.S. Growth Series..................           $24            $75             $128           $273

Under "INVESTMENT OPTIONS" on page 11 of the Prospectus, the second sentence in the second paragraph is amended to read as follows:

The Fund is an open-end, management investment company, consisting of 18 different series: the Growth & Income Series (formerly Decatur Total Return Series), Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Balanced Series (formerly Delaware Series), Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, Cash Reserve Series, and Global Bond Series ("Underlying Series").

Under "THE SEPARATE ACCOUNT" on page 21 of the Prospectus, the third sentence of the second paragraph is amended to read as follows:

There are 18 Sub-Accounts available under the Policies.

Under "DELAWARE GROUP PREMIUM FUND, INC." on page 21 of the Prospectus, the fourth sentence of the first paragraph is amended to read as follows:

The Fund currently has 18 investment portfolios ("Underlying Series"), each issuing a series of shares: Growth & Income Series, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, Cash Reserve Series, and Global Bond Series.

Under "DELAWARE GROUP PREMIUM FUND, INC." on page 21 of the Prospectus, the first sentence of the second paragraph is amended to read as follows:

The investment adviser for the Growth & Income Series, Devon Series, DelCap Series, the U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, Small Cap Value Series, REIT Series, Trend Series, Delaware Balanced Series, Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management").

The following summary of the investment objective of the U.S. Growth Series is inserted as the fourth Fund summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 22 of the Prospectus:

     U.S. GROWTH SERIES -- seeks to achieve maximum capital appreciation.

Under INVESTMENT ADVISORY SERVICES TO THE FUND on pages 23 and 24 of the Prospectus, the first paragraph is amended to read as follows:

Investment advisers are paid an annual fee based on the average daily net assets of their respective Underlying Funds for management services. The Cash Reserve Series management fee rate is as follows: 0.45% on the first $500 million, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on assets in excess of $2,500 million; the Capital Reserves Series management fee rate is as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1,500 million and 0.425% on assets in excess of $2,500 million; the Growth & Income Series, U.S. Growth Series, Delchester Series, Delaware Balanced Series, Devon

Series and Strategic Income Series management fee rate is as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on assets in excess of $2,500 million; the DelCap Series, Aggressive Growth Series, Small Cap Value Series, Trend Series, Social Awareness Series, REIT Series, Convertible Securities Series and Global Bond Series management fee rate is as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on assets in excess of $2,500 million; the International Equity Series management fee rate is as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on assets in excess of $2,500 million; and the Emerging Markets Series management fee rate is as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on assets in excess of $2,500 million; all per year. Regarding the Growth and Income Series, the investment adviser has voluntarily elected to cap the management fee at 0.60%, indefinitely.

Under "APPENDIX B - INFORMATION APPLICABLE ONLY TO OWNERS OF DELAWARE MEDALLION I", the following cumulative expense information is added to Examples (1)(a) and (1)(b), on pages B-2 and B-3 of the Prospectus:

(1)(a)                                               3 YEARS     5 YEARS
                                                     -------     -------
U.S. Growth Series..............................      $130        $160

(1)(b)                                               3 YEARS     5 YEARS
                                                     -------     -------
U.S. Growth Series..............................      $137        $172


                                      ***





                                             SUPPLEMENT DATED NOVEMBER 15, 1999

                              SEPARATE ACCOUNT VA-K
                               DELAWARE MEDALLION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

                                       ***

The first sentence of the third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is amended as follows:

     Currently, 18 Sub-Accounts of the Variable Account are available under the Delaware Medallion III contract (the "Contract") and Delaware Medallion I contract (Form A3019-94-GRC), a predecessor contract no longer being sold.

The fourth paragraph on pages 2 and 3 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety as follows:

     The Fund is an open-end, diversified management investment company. Eighteen different investment series of the Fund are available under the
     Contract: the Growth & Income Series (formerly Decatur Total Return Series), Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Balanced Series (formerly Delaware Series), Convertible Securities Series, Delchester Series, Capital Reserves Series, Strategic Income Series, Cash Reserve Series, and Global Bond Series (the "Underlying Series"). Each Underlying Series has its own investment objectives and certain attendant risks.
                                      ***

Under "UNDERWRITERS", the second sentence of the third paragraph is amended in its entirety to read as follows:

     The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract.

                                       ***

Footnote 21 under "NOTES TO FINANCIAL STATEMENTS" on page F-41 is deleted and replaced in its entirety with the following:

     21.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT
          (UNAUDITED)

     During the second quarter of 1999, AFC approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). On October 7, 1999, AFC announced that it reached an agreement to sell its EBS business. The Company signed a purchase and sale agreement and is scheduled to close the sale on March 1, 2000. Transition of the business will begin immediately after the closing and will be completed in 12 to 18 months. During the third quarter of 1998, the Company ceased writing new premium in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of FAFLIC's group life and health insurance business, including its reinsurance pool business, are reported in the Consolidated Statements of Income as discontinued operations in the second quarter of 1999 in accordance with Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations-Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB No. 30"). At December 31, 1998, the businesses had assets of approximately $480.9 million consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $445.3 million consisting primarily of policy liabilities. Revenues for the discontinued operations were $398.5 million, $389.2 million and $356.4 million for the years ended December 31, 1998, 1997 and 1996, respectively. Net (loss) income for the discontinued operations was ($13.3) million, $16.6 million, and $17.0 million for the years ended December 31, 1998, 1997 and 1996, respectively.

     AFC has made certain changes to its corporate structure effective July 1, 1999. These changes include the transfer of FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, from FAFLIC to AFC. FAFLIC has retained its ownership of AFLIAC and certain other subsidiaries. Under an agreement with the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), AFC has contributed to FAFLIC capital of $125.0 million and agreed to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

     In 1998, the net income of the subsidiaries, which is included in FAFLIC's net income, to be transferred from FAFLIC to AFC pursuant to the aforementioned change in corporate structure was $95.7 million. As of December 31, 1998, the total assets and total shareholders' equity of these subsidiaries were $4,033.0 million and $1,264.1 million, respectively.

     On May 19, 1999, the Federal District Court in Worcester, Massachusetts issued an order relating to the litigation mentioned in Note 18, above, certifying the class for settlement purposes and granting final approval of the settlement agreement.

     Prior to the aforementioned change in AFC's corporate structure, on May 5, 1999 and May 11, 1999, Allmerica P&C redeemed 1,273.9 shares and 4,142.0 shares of its issued and outstanding common stock owned by AFC for $50.0 million and $175.0 million, respectively. The May 5, 1999 and May 11, 1999 transactions consisted of cash and short-term securities. After the May 11, 1999 transaction, FAFLIC's ownership of Allmerica P&C increased to 84.52%.

                                      * * *

Supplement Dated November 15, 1999

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B

     Financial Statements for First Allmerica Financial Life Insurance Company and Financial Statements for Separate Account VA-K of First Allmerica Financial Life Insurance Company were previously filed in Post-Effective Amendment No. 10 on April 27, 1999 and are incorporated by reference herein.

     Financial Statements Included in Part C
     None

     (b) EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3   (a)  Underwriting and Administrative Services Agreement was
                      previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                 (b) Sales Agreements with Commission Schedule were previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and are incorporated by reference herein.

                 (c) General Agent's Agreement was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                 (d) Career Agent Agreement was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                 (e) Registered Representative's Agreement was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

     EXHIBIT 4   Policy Form A was previously filed in Post-Effective
                 Amendment No. 9 on April 24, 1998, and is incorporated by reference herein. Policy Form B was previously filed on March 1, 1996 in Post-Effective Amendment No. 5, and is incorporated by reference herein.

     EXHIBIT 5 Application Form was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein. Application Form B was previously filed on March 1, 1996 in Post-Effective Amendment No. 5, and is incorporated by reference herein.

     EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on October 12, 1995 in Post-Effective Amendment No. 4, and are incorporated by reference herein. Revised Bylaws were previously filed on May 1, 1996 in Post-Effective Amendment No. 6, and are incorporated by reference herein.

     EXHIBIT 7   Not Applicable.

     EXHIBIT 8   (a)  Fidelity Service Agreement was previously filed on April
                      29, 1996 in Post-Effective Amendment No. 6, and is incorporated by reference herein.

                 (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                 (c) Fidelity Service Contract was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                 (d) BFDS Agreements for lockbox and mailroom services were previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and are incorporated by reference herein.

                 (e)  Directors' Power of Attorney is filed herewith.

     EXHIBIT 9   Opinion of Counsel is filed herewith.

     EXHIBIT 10  Consent of Independent Accountants is filed herewith.

     EXHIBIT 11  None.

     EXHIBIT 12  None.

     EXHIBIT 13  Not Applicable.

     EXHIBIT 14  Not Applicable.

     EXHIBIT 15 Form of Participation Agreement with Delaware Group Premium Fund, Inc. and Amendment were previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and are incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                       ----------------------------------------------
Bruce C. Anderson                         Director (since 1996), Vice President (since 1984) and Assistant
  Director                                Secretary (since 1992) of First Allmerica

Warren E. Barnes                          Vice President (since 1996) and Corporate Controller (since 1998)
  Vice President and                      of First Allmerica
  Corporate Controller

Robert E. Bruce                           Director and Chief Information Officer (since 1997) and Vice
  Director and Chief Information          President (since 1995) of First Allmerica; and Corporate Manager
  Officer                                 (1979 to 1995) of Digital Equipment Corporation

Mary Eldridge                             Secretary (since 1999) of Allmerica Financial; Secretary (since
  Secretary                               1999) of Allmerica Investments, Inc.; and Secretary (since 1999) of
                                          Allmerica Financial Investment Management Services, Inc.

John P. Kavanaugh                         Director and Chief Investment Officer (since 1996) and Vice
  Director, Vice President and            President (since 1991) of First Allmerica; and Vice President
  Chief Investment Officer                (since 1998) of Allmerica Financial Investment Management Services,
                                          Inc.

John F. Kelly                             Director (since 1996), Senior Vice President (since 1986), General
  Director, Vice President and            Counsel (since 1981) and Assistant Secretary (since 1991) of First
  General Counsel                         Allmerica; Director (since 1985) of Allmerica Investments, Inc.;
                                          and Director (since 1990) of Allmerica Financial Investment
                                          Management Services, Inc.

J. Barry May                              Director (since 1996) of First Allmerica; Director and President
Director                                  (since 1996) of The Hanover Insurance Company; and Vice President
                                          (1993 to 1996) of The Hanover Insurance Company

James R. McAuliffe                        Director (since 1996) of First Allmerica; Director (since 1992),
  Director                                President (since 1994) and Chief Executive Officer (since 1996) of
                                          Citizens Insurance Company of America

John F. O'Brien                           Director, President and Chief Executive Officer (since 1989) of
  Director and Chairman of                First Allmerica; Director (since 1989) of Allmerica Investments,
  The Board                               Inc.; and Director and Chairman of the Board (since 1990) of
                                          Allmerica Financial Investment Management Services, Inc.

Edward J. Parry, III                      Director and Chief Financial Officer (since 1996) and Vice President
 Director, Vice President                 and Treasurer (since 1993) of First Allmerica; Treasurer (since 1993)
 Chief Financial Officer                  of Allmerica Investments, Inc.; and Treasurer (since 1993) of Allmerica
 and Treasurer                            Financial Investment Management Services, Inc.

Richard M. Reilly                         Director (since 1996) and Vice President (since 1990) of First
  Director, President and                 Allmerica; Director (since 1990) of Allmerica Investments, Inc.;
  Chief Executive Officer                 and Director and President (since 1998) of Allmerica Financial
                                          Investment Management Services, Inc.

Robert P. Restrepo, Jr.                   Director and Vice President (since 1998) of First Allmerica; Chief
  Director                                Executive Officer (1996 to 1998) of Travelers Property & Casualty;
                                          Senior Vice President (1993 to 1996) of Aetna Life & Casualty
                                          Company

Eric A. Simonsen                          Director (since 1996) and Vice President (since 1990) of First
Director and Vice President               Allmerica; Director (since 1991) of Allmerica Investments, Inc.;
                                          and Director (since 1991) of Allmerica Financial Investment
                                          Management Services, Inc.

Phillip E. Soule                          Director (since 1996) and Vice President (since 1987) of First
  Director                                Allmerica

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica        Financial      Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
       |                                                               |                                               |
       |                                  ___________________________________________________________          ________________
       |                                          |                    |                  |                            |
       |                                         100%                99.2%               100%                         100%
       |                                      Advantage            Allmerica           Allmerica                First Sterling
       |                                      Insurance              Trust           Financial Life               Reinsurance
       |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
       |                                                                            Annuity Company                 Limited
       |
       |                                       Delaware       Federally Chartered      Delaware                     Bermuda
       |                                                               |
       |                                       ________________________________________________________________
       |                                               |               |               |               |
       |                                              100%            100%            100%            100%
       |                                            Allmerica       Allmerica       Allmerica       Allmerica
       |                                          Investments,     Investment       Financial       Financial
       |                                              Inc.         Management      Investment       Services
       |                                                          Company, Inc.    Management       Insurance
       |                                                                         Services, Inc.    Agency, Inc.
       |
       |                                         Massachusetts   Massachusetts   Massachusetts   Massachusetts
       |
________________________________________________________________
       |              |                |               |
      100%           100%             100%            100%
    Allmerica   Sterling Risk       Allmerica       Allmerica
    Property      Management     Benefits, Inc.       Asset
  & Casualty   Services, Inc.                      Management,
Companies, Inc.                                      Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



_______________   ----------------   ----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          _______________   ________________
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

    FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

NAME                                           ADDRESS                        TYPE OF BUSINESS
----                                           -------                        ----------------
AAM Equity Fund                                440 Lincoln Street             Massachusetts Grantor Trust
                                               Worcester MA 01653

AAM Growth & Income Fund, L.P.                 440 Lincoln Street             Limited Partnership
                                               Worcester MA 01653

Advantage Insurance Network, Inc.              440 Lincoln Street             Insurance Agency
                                               Worcester MA 01653

AFC Capital Trust I                            440 Lincoln Street             Statutory Business Trust
                                               Worcester MA 01653

Allmerica Asset Management Limited             440 Lincoln Street             Investment advisory services
                                               Worcester MA 01653

Allmerica Asset Management, Inc.               440 Lincoln Street             Investment advisory services
                                               Worcester MA 01653

Allmerica Benefits, Inc.                       440 Lincoln Street             Non-insurance medical services
                                               Worcester MA 01653

Allmerica Equity Index Pool                    440 Lincoln Street             Massachusetts Grantor Trust
                                               Worcester MA 01653

Allmerica Financial Alliance Insurance         100 North Parkway              Multi-line property and
Company                                        Worcester MA 01605             casualty insurance

Allmerica Financial Benefit Insurance Company  100 North Parkway              Multi-line property and
                                               Worcester MA 01605             casualty insurance

Allmerica Financial Corporation                440 Lincoln Street             Holding Company
                                               Worcester MA 01653

Allmerica Financial Insurance Brokers, Inc.    440 Lincoln Street             Insurance Broker
                                               Worcester MA 01653

Allmerica Financial Life Insurance and         440 Lincoln Street             Life insurance, accident and health
Annuity Company (formerly known as SMA Life    Worcester MA 01653             insurance, annuities, variable annuities
Assurance Company)                                                            and variable life insurance

Allmerica Financial Services Insurance         440 Lincoln Street             Insurance Agency
Agency, Inc.                                   Worcester MA 01653

Allmerica Funding Corp.                        440 Lincoln Street             Special purpose funding
                                               Worcester MA 01653             vehicle for commercial paper

Allmerica, Inc.                                440 Lincoln Street             Common employer for Allmerica
                                               Worcester MA 01653             Financial Corporation entities

Allmerica Financial Investment Management      440 Lincoln Street             Investment advisory services
Services, Inc.                                 Worcester MA 01653
(formerly known as Allmerica Institutional
Services, Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management Company, Inc.  440 Lincoln Street             Investment advisory services
                                               Worcester MA 01653

Allmerica Investments, Inc.                    440 Lincoln Street             Securities, retail
                                               Worcester MA 01653             broker-dealer

Allmerica Investment Trust                     440 Lincoln Street             Investment Company
                                               Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.          440 Lincoln Street             Insurance Agency
                                               Worcester MA 01653

Allmerica Property & Casualty Companies, Inc.  440 Lincoln Street             Holding Company
                                               Worcester MA 01653

Allmerica Securities Trust                     440 Lincoln Street             Investment Company
                                               Worcester MA 01653

Allmerica Services Corporation                 440 Lincoln Street             Internal administrative
                                               Worcester MA 01653             services provider to Allmerica
                                                                              Financial Corporation entities

Allmerica Trust Company, N.A.                  440 Lincoln Street             Limited purpose national trust
                                               Worcester MA 01653             company

AMGRO, Inc.                                    100 North Parkway              Premium financing
                                               Worcester MA 01605

Citizens Corporation                           440 Lincoln Street             Holding Company
                                               Worcester MA 01653

Citizens Insurance Company of America          645 West Grand River           Multi-line property and
                                               Howell MI 48843                casualty insurance

Citizens Insurance Company of Illinois         333 Pierce Road                Multi-line property and
                                               Itasca IL 60143                casualty insurance

Citizens Insurance Company of the Midwest      3950 Priority Way   South      Multi-line property and
                                               Drive, Suite 200               casualty insurance
                                               Indianapolis IN 46280

Citizens Insurance Company of Ohio             8101 N. High Street            Multi-line property and
                                               P.O. Box 342250                casualty insurance
                                               Columbus OH 43234

Citizens Management, Inc.                      645 West Grand River           Services management company
                                               Howell MI 48843

Financial Profiles                             5421 Avenida Encinas           Computer software company
                                               Carlsbad, CA  92008

First Allmerica Financial Life Insurance       440 Lincoln Street             Life, pension, annuity,
Company (formerly State Mutual Life            Worcester MA 01653             accident and health insurance
Assurance Company of America)                                                 company

First Sterling Limited                         440 Lincoln Street             Holding Company
                                               Worcester MA 01653

First Sterling Reinsurance Company             440 Lincoln Street             Reinsurance Company
Limited                                        Worcester MA 01653

Greendale Special Placements Fund              440 Lincoln Street             Massachusetts Grantor Trust
                                               Worcester MA 01653

The Hanover American Insurance Company         100 North Parkway              Multi-line property and
                                               Worcester MA 01605             casualty insurance

The Hanover Insurance Company                  100 North Parkway              Multi-line property and
                                               Worcester MA 01605             casualty insurance

Hanover Texas Insurance Management Company,    801 East Campbell Road         Attorney-in-fact for Hanover
Inc.                                           Richardson TX 75081            Lloyd's Insurance Company

Hanover Lloyd's Insurance Company              801 East Campbell Road         Multi-line property and
                                               Richardson TX 75081            casualty insurance

Lloyds Credit Corporation                      440 Lincoln Street             Premium financing service
                                               Worcester MA 01653             franchises

Massachusetts Bay Insurance Company            100 North Parkway              Multi-line property and
                                               Worcester MA 01605             casualty insurance

Sterling Risk Management Services, Inc.        440 Lincoln Street             Risk management services
                                               Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 1999, there were 137 Contract holders of qualified Contracts and 456 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for and breach of the director's duty of loyalty to the Company or its policyholders;

     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
          Section 62;

     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          X VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME                   POSITION OR OFFICE WITH UNDERWRITER
         ----                   -----------------------------------

Emil J. Aberizk, Jr.            Vice President

Edward T. Berger                Vice President and Chief Compliance Officer

Mary Eldridge                   Secretary

Philip L. Heffernan             Vice President

John F. Kelly                   Director

Daniel Mastrototaro             Vice President

William F. Monroe, Jr.          Vice President

David J. Mueller                Vice President and Controller

John F. O'Brien                 Director

Stephen Parker                  President, Director and Chief Executive Officer

Edward J. Parry, III            Treasurer

Richard M. Reilly               Director

Eric A. Simonsen                Director

Mark G. Steinberg               Senior Vice President

(c)  As indicated in Part B (Statement of Additional Information) in response to
     Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1998. No commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of November, 1999.

                          SEPARATE ACCOUNT VA-K OF
               FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                          By: /s/ Mary Eldridge
                              -----------------------------
                              Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                               Title                                                 Date
----------                               -----                                                 ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller               November 1, 1999
------------------------------------
Warren E. Barnes

Edward J. Parry III*                     Director, Vice President, Chief Financial Officer
------------------------------------     and Treasurer

Richard M. Reilly*                       Director and Vice President
------------------------------------

John F. O'Brien*                         Director, President and Chief Executive Officer
------------------------------------

Bruce C. Anderson*                       Director and Vice President
------------------------------------

Robert E. Bruce*                         Director, Vice President and Chief Information
------------------------------------     Officer

John P. Kavanaugh*                       Director, Vice President and
------------------------------------     Chief Investment Officer

John F. Kelly*                           Director, Senior Vice President and
------------------------------------     General Counsel

J. Barry May*                            Director
------------------------------------

James R. McAuliffe*                      Director
------------------------------------

Robert P. Restrepo, Jr.                  Director and Vice President
------------------------------------

Eric A. Simonsen*                        Director and Vice President
------------------------------------

                                         Director and Vice President
------------------------------------
Phillip E. Soule

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated July 1, 1999 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact

                         EXHIBIT TABLE


Exhibit 8(e)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants